                          MARTIN CURRIE BUSINESS TRUST
                           ASIA PACIFIC EX JAPAN FUND








                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999

                                   (UNAUDITED)

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)

OBJECTIVE                     Long term capital appreciation through active
                              management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

LAUNCH DATE                   March 24, 1995

FUND SIZE                     $367.7m

PERFORMANCE                   Total return from May 1, 1999 through October 31, 1999
                              -    MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)     1.2%
                              -    MCBT - Asia Pacific Ex Japan Fund (including all transaction fees)     0.4%
                              -    The Morgan Stanley Capital International - All Countries Asia
                                   Pacific Free (ex Japan and India) Index                                0.2%

                              Annualized total return from March 24, 1995 through October 31, 1999
                              -    MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)    30.1%
                              -    MCBT - Asia Pacific Ex Japan Fund (including all transaction fees)    28.2%
                              -    The Morgan Stanley Capital International - All Countries Asia
                                   Pacific Free (ex Japan and India) Index                               37.8%

PORTFOLIO                     The small change in the fund's price and
COMMENTS                      benchmark (up 1.2% and 0.2% respectively) hides
                              sharp diversity in performance over the six months to 31 October 1999. Rising US interest rates resulted in poor performance from Australia, Hong Kong and Thailand. In contrast equities markets in India, South Korea and Indonesia performed strongly, reflecting their improving domestic economies.

                              Our asset allocation over the period has favoured Singapore and Indonesia at the expense of Australia. And during the period we increased our exposure to South Korea, which benefited our performance.

                              Stock selection returns in Australia, South Korea and Thailand have been good. But these were offset by poor stock selection in Hong Kong. In companies such as China Everbright and New World which have a large exposure to China, we reflected our global bias in favour of emerging markets and our belief that the prospects for China were improving. But these stocks performed poorly. In South Korea, the portfolio focused on leading high tech names such as Samsung Electronics and LG Electronics. Concern over bad debts gave us an opportunity to buy Kookmin Bank and Daewoo Securities. This has proved profitable.

                              OUTLOOK
                              -------

                              Asia's economies are now growing strongly and in 2000 interest rates will be stable to rising. The result is a less attractive environment for stockmarkets. We have shifted the portfolio focus from participating in macro economic changes at a country level to companies that have above market earnings growth.

                              Mobile telephones and the internet are generating huge growth in the demand for communication services and equipment. Our portfolio contains seven companies that provide mobile telephone services in Asia, including China Telecom, the world's third largest mobile phone company. Suppliers of communication equipment in the portfolio include Samsung Electronics, LG Electronics and Datacraft Asia.

                              A number of Asian companies are emerging as globally competitive outsourcing companies. TSMC and Chartered Semiconductors are leading semiconductor foundries while NatSteel Electronics manufactures computer and communication equipment for companies such as Apple Computers and Hewlett Packard.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)

PORTFOLIO                     OUTLOOK (continued)
COMMENTS                      -------------------
(continued)
                              The investment opportunities in Asia are increasing rapidly. New industries and the emergence of leaner, more focused, post-restructuring companies drive this. The trust's portfolio is well positioned to benefit from these opportunities.

INVESTMENT                    Adrian Mowat manages the MCBT Asia Pacific Ex
MANAGER PROFILE               Japan Fund.

                              Adrian graduated from Edinburgh University in 1988 with a degree in electronic and electrical engineering. He joined Martin Currie in 1988 and had worked in their Far East and American investment teams. Adrian became a director of Martin Currie in 1994 and was appointed head of the Asia team in September 1998.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)

ASSET ALLOCATION
    (% of net assets)

Hong Kong                            19%
Australia                            20%
South Korea                          17%
Singapore                            16%
Taiwan                               10%
Thailand                              5%
Other Areas                           4%
ST Investment                         6%
Other Net Assets                      3%
                              ---------
TOTAL:                              100%




LARGEST HOLDINGS
BY COUNTRY                                                                      % OF NET ASSETS
                             AUSTRALIA

                             Telstra Corporation Limited                             3.9
                             News Corporation Limited                                3.5

                             HONG KONG

                             Cable and Wireless HKT Limited                          2.9
                             Hutchinson Whampoa                                      2.9
                             Cathay Pacific Airways                                  2.9

                             SOUTH KOREA

                             Samsung Electronics America Incorporated                3.2
                             Korea Telecom Corporation, ADR                          3.0

                             SINGAPORE

                             Overseas Chinese Bank, Foreign                          4.2
                             Singapore Airlines Limited, Foreign                     3.1

                             TAIWAN

                             United World Chinese Commercial Bank                    2.1



See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                                            SHARES              VALUE
                                                                                            ------              -----
COMMON STOCKS, RIGHTS AND  CONVERTIBLE
         PREFERRED STOCKS - 96.2%
AUSTRALIA - 20.5%
       ARISTOCRAT LEISURE LIMITED                                                          820,000      $       7,843,707
       BRAMBLES INDUSTRIES LIMITED                                                         301,000              8,464,891
       FUTURIS CORPORATION LIMITED                                                       4,345,000              5,513,903
       NEWS CORPORATION LIMITED                                                          1,760,000             12,727,468
       NORTH LIMITED                                                                     5,147,100              9,945,383
       TABCORP HOLDINGS LIMITED                                                          1,600,000             10,141,977
       TELSTRA CORPORATION LIMITED                                                       2,830,000             14,396,015
       WESTFIELD HOLDINGS LIMITED                                                        1,080,392              6,407,382
                                                                                                        -----------------
         TOTAL AUSTRALIA - (COST $77,898,617)                                                                  75,440,726
                                                                                                        -----------------

CHINA - 1.7%
       GUANGDONG KELON ELECTRICAL HOLDINGS COMPANY LIMITED                               3,516,000              3,122,920
       SHANDONG INTERNATIONAL POWER DEVELOPMENT COMPANY LIMITED *                       20,510,000              3,273,785
                                                                                                        -----------------
         TOTAL CHINA - (COST $8,345,938)                                                                        6,396,705
                                                                                                        -----------------

HONG KONG - 20.9%
       CABLE AND WIRELESS HKT LIMITED                                                    4,675,365             10,682,594
       CATHAY PACIFIC AIRWAYS                                                            5,183,000             10,508,110
       CHINA TELECOM (HONG KONG) LIMITED *                                               2,633,000              9,015,614
       DAO HENG BANK GROUP LIMITED                                                       1,539,000              6,993,203
       HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                        1,380,000              6,270,709
       HUTCHISON WHAMPOA                                                                 1,060,000             10,642,981
       JOHNSON ELECTRIC HOLDINGS                                                           740,000              4,000,773
       NEW WORLD DEVELOPMENT LIMITED                                                     3,200,000              6,055,223
       NEW WORLD INFRASTRUCTURE LIMITED *                                                2,300,000              2,664,607
       SWIRE PACIFIC LIMITED                                                             1,030,000              5,104,589
       TAN CHONG INTERNATIONAL LIMITED                                                  22,589,000              4,885,051
                                                                                                        -----------------
         TOTAL HONG KONG - (COST $77,929,521)                                                                  76,823,454
                                                                                                        -----------------

SINGAPORE - 17.5%
       CHINA EVERBRIGHT PACIFIC LIMITED                                                  8,500,000              6,072,601
       DATACRAFT ASIA LIMITED                                                              942,000              4,333,200
       GOLDEN AGRI-RESOURCES LIMITED *                                                   8,064,000              3,265,920
       NATSTEEL ELECTRONICS LIMITED                                                      1,850,000              7,229,604
       NEPTUNE ORIENT LINES LIMITED *                                                    5,977,000              8,660,236
       OVERSEAS CHINESE BANK, FOREIGN                                                    2,030,700             15,261,077
       OVERSEAS UNION BANK LIMITED, FOREIGN                                              1,792,940              7,761,178
       SINGAPORE AIRLINES LIMITED                                                        1,089,000             11,523,117
                                                                                                        -----------------
         TOTAL SINGAPORE - (COST $57,126,369)                                                                  64,106,933
                                                                                                        -----------------

SOUTH KOREA - 17.7%
       DAEWOO SECURITIES                                                                   182,612              2,336,886
       HOUSING & COMMERCIAL BANK, KOREA, GDR *                                             296,015              7,822,989
       KOOKMIN BANK                                                                        240,000              3,741,559
       KOOKMIN BANK, RIGHTS 11/04/1999                                                      24,106                146,706
       KOREA ELECTRIC POWER CORPORATION                                                    153,644              4,495,960
       KOREA TELECOM CORPORATION, ADR *                                                    315,070             11,106,217
       LG ELECTRONICS INCORPORATED                                                         175,525              5,750,840
       POHANG IRON & STEEL COMPANY                                                          54,154              6,501,189


See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                                            SHARES              VALUE
                                                                                            ------              -----
SOUTH KOREA - CONTINUED
       SAMSUNG CORPORATION *                                                               381,180      $       6,037,866
       SAMSUNG ELECTRONICS AMERICA INCORPORATED                                             71,109             11,856,440
       SAMSUNG SECURITIES COMPANY LIMITED                                                  137,828              4,825,991
       SAMSUNG SECURITIES COMPANY LIMITED, RIGHTS 11/23/1999                                33,079                350,232
       SK TELECOM COMPANY LIMITED                                                              194                224,002
                                                                                                        -----------------
         TOTAL SOUTH KOREA - (COST $49,207,420)                                                                65,196,877
                                                                                                        -----------------

TAIWAN - 10.6%
       CHINA STEEL CORPORATION, GDR                                                        290,000              4,937,250
       EVERGREEN MARINE CORPORATION                                                      3,642,000              3,410,069
       FUBON INSURANCE COMPANY                                                           2,148,000              1,780,971
       PACIFIC ELECTRICAL WIRE & CABLE COMPANY LIMITED                                  13,767,000              6,640,451
       POWERCHIP SEMICONDUCTOR CORPORATION                                                 301,000              3,612,000
       TAIWAN SEMICONDUCTOR MANUFACTURING                                                1,401,075              6,227,981
       UNITED WORLD CHINESE COMMERCIAL BANK                                              6,090,560              7,718,805
       YUANTA SECURITIES CORPORATION                                                     4,663,250              4,660,310
                                                                                                        -----------------
         TOTAL TAIWAN - (COST $38,510,599)                                                                     38,987,837
                                                                                                        -----------------

THAILAND - 5.2%
       SIAM COMMERCIAL BANK PUBLIC COMPANY LIMITED, PREFERRED *                          8,000,000              9,066,182
       TELECOMASIA CORPORATION PUBLIC COMPANY LIMITED *                                  3,840,800              2,959,819
       THAI PETROCHEMICAL INDUSTRY PUBLIC COMPANY LIMITED *                             15,149,700              6,965,604
                                                                                                        -----------------
         TOTAL THAILAND - (COST $21,322,256)                                                                   18,991,605
                                                                                                        -----------------

UNITED KINGDOM - 2.1%
       HSBC HOLDINGS PLC                                                                   644,400              7,755,860
                                                                                                        -----------------
         TOTAL UNITED KINGDOM - (COST $7,773,172)                                                               7,755,860
                                                                                                        -----------------

COMMON STOCKS, RIGHTS AND  CONVERTIBLE
         PREFERRED STOCKS - (COST $338,113,892) +                                                             353,699,997
                                                                                                        -----------------


See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                                       PRINCIPAL
                                                                                         AMOUNT              VALUE
                                                                                         ------              -----


SHORT TERM INVESTMENT - 6.3%
       STATE STREET BANK AND TRUST COMPANY REPURCHASE AGREEMENT,
         4.600%, 11/01/1999 (A)                                                       $ 23,172,000      $      23,172,000
                                                                                                        -----------------
TOTAL SHORT TERM INVESTMENT - (COST $23,172,000)                                                               23,172,000
                                                                                                        -----------------

TOTAL INVESTMENTS - (COST  $361,285,892) - 102.5%                                                             376,871,997
CASH, RECEIVABLES AND OTHER ASSETS, LESS
         LIABILITIES - (2.5)%                                                                                  (9,160,783)
                                                                                                        -----------------
NET ASSETS - 100.0%                                                                                     $     367,711,214
                                                                                                        =================


*      Non-income producing security.
(a) The repurchase agreement, dated 10/29/99, $23,172,000 par due 11/1/99, is collateralized by United States Treasury Notes, 7.500%, due 5/15/02, with a market value of $23,636,300.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Agricultural Operations 0.9%, Air Travel 6.0%, Banks 18.0%, Commercial Services 2.3%, Conglomerates 2.9%, Construction 0.7%, Diversified 5.9%, Electric Utilities 3.2%, Electrical Equipment 1.8%, Electronics 6.8%, Financial Services 3.3%, Household Appliances & Home Furnishing 0.8%, Insurance 0.5%, Leisure Time 4.9%, Mining 2.7%, Petroleum Services 1.9%, Publishing 3.5%, Real Estate 6.7%, Semi-Conductor Manufacturing Equipment 2.7%, Steel 3.1%,Telecommunications 14.3%, Transportation 3.3%.

ADR      American Depository Receipts
GDR      Global Depositary Receipts.









See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1999 (Unaudited)



ASSETS

    Investments in securities, at value (cost $338,113,892) (Note B)                                    $     353,699,997

    Investments in repurchase agreements, at value (Note B)                                                    23,172,000
                                                                                                        -----------------
       Total Investments                                                                                      376,871,997

    Foreign currency, at value (cost $1,172,550) (Note B)                                                       1,169,484

    Receivable for investments sold                                                                             6,596,649

    Receivable for currency sold                                                                                    1,834

    Dividend and interest receivable                                                                               33,267

    Deferred organization expense (Note B)                                                                            914
                                                                                                        -----------------
       TOTAL ASSETS                                                                                           384,674,145
                                                                                                        -----------------
LIABILITIES

    Payable to custodian bank                                                                                         958

    Payable for investments purchased                                                                          15,438,306

    Management fee payable (Note C)                                                                             1,432,732

    Administration fee payable (Note C)                                                                            18,094

    Trustees fees payable (Note C)                                                                                    479

    Accrued expenses and other liabilities                                                                         72,362
                                                                                                        -----------------
       TOTAL LIABILITIES                                                                                       16,962,931
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     367,711,214
                                                                                                        =================
COMPOSITION OF NET ASSETS

    Paid-in-capital                                                                                     $     399,796,508

    Undistributed net investment income                                                                           452,745

    Accumulated net realized loss on investment and foreign currency transactions                             (47,747,353)

    Net unrealized appreciation on investment and foreign currency transactions                                15,209,314
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     367,711,214
                                                                                                        =================
NET ASSET VALUE PER SHARE                                                                               $            2.50
($367,711,214 / 147,327,892 shares of beneficial interest outstanding)                                  =================



See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)


INVESTMENT INCOME

    Interest income                                                                                     $         398,469

    Dividend income                                                                                             3,435,237

    Foreign taxes withheld                                                                                       (309,747)
                                                                                                        -----------------
       TOTAL INVESTMENT INCOME                                                                                  3,523,959
                                                                                                        -----------------
EXPENSES

    Management fee (Note C)                                                                                     2,493,581

    Custodian fee                                                                                                 236,859

    Administration fee (Note C)                                                                                   103,594

    Audit fee                                                                                                      12,602

    Legal fees                                                                                                      2,521

    Transfer agent fee                                                                                              3,579

    Trustee fees (Note C)                                                                                           2,017

    Amortization of deferred organization expenses (Note B)                                                         1,187

    Miscellaneous expenses                                                                                         16,508
                                                                                                        -----------------
       TOTAL EXPENSES                                                                                           2,872,448
                                                                                                        -----------------
NET INVESTMENT INCOME                                                                                             651,511
                                                                                                        -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain on investments                                                                            7,804,264

    Net realized gain on foreign currency transactions                                                             46,409

    Net unrealized appreciation (depreciation) on:

       Investments                                                                                            (20,906,129)

       Foreign currency transactions                                                                              620,682
                                                                                                        -----------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                     (12,434,774)
                                                                                                        -----------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                              $     (11,783,263)
                                                                                                        =================


See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months Ended          Year
                                                                                      October 31, 1999          Ended
                                                                                         (Unaudited)       April 30, 1999
                                                                                         -----------       --------------
NET ASSETS at beginning of period                                                     $   199,723,978     $    21,072,974
                                                                                      ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income (loss)                                                      $       651,511     $      (231,321)

    Net realized gain (loss) on investment transactions                                     7,804,264            (352,596)

    Net realized gain (loss) on foreign currency transactions                                  46,409            (248,326)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                        (20,906,129)         39,205,615

       Foreign currency transactions                                                          620,682              27,188
                                                                                      ---------------     ---------------
    Net Increase (decrease) in net assets from operations                                 (11,783,263)         38,400,560
                                                                                      ---------------     ---------------
CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                     185,735,330         173,143,913

    Cost of shares repurchased                                                             (5,964,831)        (32,922,754)

    Paid in capital from subscription and redemption fees                                          --              29,285
                                                                                      ---------------     ---------------
    Total increase in net assets from capital share transactions                          179,770,499         140,250,444
                                                                                      ---------------     ---------------
NET INCREASE IN NET ASSETS                                                                167,987,236         178,651,004
                                                                                      ---------------     ---------------
NET ASSETS at end of period (includes undistributed net investment                    $   367,711,214     $   199,723,978
                                                                                      ===============     ===============
    losses of $452,745 and ($198,766), respectively)

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                            69,490,696          88,316,616

    Less shares repurchased                                                                (2,351,421)        (16,253,026)
                                                                                      ---------------     ---------------
    Net share transactions                                                                 67,139,275          72,063,590
                                                                                      ===============     ===============



See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD


                                            Six Months         Year         Year          Year         Year(4)
                                               Ended           Ended        Ended         Ended        Ended      March 24, 1995 *
                                         October 31, 1999     April 30,    April 30,     April 30,    April 30,       through
                                            (Unaudited)        1999         1998          1997         1996       April 30, 1995
                                           ------------     -----------  ------------   -----------  -----------    -----------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period       $      2.490     $     2.590  $      9.630   $    12.360  $     9.980    $    10.000
                                           ------------     -----------  ------------   -----------  -----------    -----------

Net investment income (loss)                       .006          (0.005)       (0.227)       (0.101)      (0.029)         0.009
Net realized and unrealized gain (loss)
        on investmentand foreign currency
        transactions                              0.004          (0.095)       (6.871)       (2.503)       2.446         (0.029)
                                           ------------     -----------  ------------   -----------  -----------    -----------
Total from investment operations                  0.010          (0.100)       (7.098)       (2.604)       2.417         (0.020)
                                           ------------     -----------  ------------   -----------  -----------    -----------
Less distributions:
     In excess of net investment income           0.000           0.000         0.000        (0.009)       0.000          0.000
     Net realized gains                           0.000           0.000         0.000         0.000       (0.209)         0.000
     In excess of net realized gains              0.000           0.000         0.000        (0.305)       0.000          0.000
                                           ------------     -----------  ------------   -----------  -----------    -----------
Total distributions                               0.000           0.000         0.000        (0.314)      (0.209)         0.000
                                           ------------     -----------  ------------   -----------  -----------    -----------

Paid in capital from subscription and
     redemption fees (Note B)                     0.000           0.000         0.058         0.188        0.172          0.000
                                           ------------     -----------  ------------   -----------  -----------    -----------

Net asset value, end of period             $      2.500   $       2.490  $      2.590   $     9.630  $    12.360    $     9.980
                                           ============   =============  ============   ===========  ===========    ===========

TOTAL INVESTMENT RETURN (1) (2)                    0.40%          (3.86)%      (73.10)%      (19.82)%      26.30%         (0.20)%
-----------------------                    ============   =============  ============   ===========  ===========    ===========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                 $367,711,214    $199,723,978   $21,072,974    $84,384,554 $129,326,397    $42,027,699

Operating expenses, net, to average
        net assets (Note C)                       1.72%(3)       1.83%          2.00%          1.89%        1.93%          1.85%(3)
Operating expenses, gross, to average
        net assets (Note C)                       1.72%(3)       1.83%          2.23%          1.98%        2.18%          2.57%(3)
Net investment income(loss) to
        average net assets                        0.39%(3)      (0.26)%        (0.09)%        (0.89)%      (0.27)%         0.96%(3)
Portfolio turnover rate (2)                         42%           158%           162%           118%          65%             0%
Per share amount of fees waived (Note C)  $       0.000   $     0.000    $     0.552    $     0.011 $      0.027    $     0.007
----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
     Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the year.


See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific Ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Asia Pacific Ex Japan Fund (the "Fund") commenced investment operations on March 24, 1995. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 1999.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30 1998, there was a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and are recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1999, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1999 were $318,115,228 and $127,379,289 respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1999 were as follows:


                    IDENTIFIED                    GROSS UNREALIZED                  NET UNREALIZED
                       COST                 APPRECIATION    (DEPRECIATION)           APPRECIATION
                  ---------------           ------------    --------------          ---------------
                  $   361,285,892          $  47,829,474   $  (32,243,369)          $    15,586,105

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1999, there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 41% of the Fund.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.
--------------------------------------------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST


                              --------------------



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                              --------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC
                              --------------------


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The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
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